Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
PowerShares MENA Frontier Countries Portfolio (Prospectus Summary): | PowerShares MENA Frontier Countries Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares MENA Frontier Countries Portfolio
Supplement Text	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

Effective immediately, on page 104, footnote (1) following the expense table in the section titled "PowerShares MENA Frontier Countries Portfolio—Summary Information—Fund Fees and Expenses" is deleted and replaced with the following:

(1) Invesco PowerShares Capital Management LLC (the "Adviser") has reduced the Fund's unitary management fee to 0.70%.

Please Retain This Supplement For Future Reference.